Operating Leases - Maturity of Lease Liability (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 1,093
2020	3,348
2021	2,190
2022	1,179
2023	475
Thereafter	2,383
Total operating lease liabilities on September 30, 2019	$ 10,668